Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income:
Interest income	₩ 70,055	₩ 58,472	₩ 36,708
Gain on sale of accounts receivable – other	0	1,043	27,725
Dividends	43,014	2,552	12,039
Gain on foreign currency transactions	19,065	21,283	10,987
Gain on foreign currency translations	1,199	2,095	10,753
Gain relating to financial instruments at FVTPL	115,043	94,393	60,169
Finance income	248,376	179,838	155,133
Finance Costs:
Interest expense	389,813	328,307	342,342
Loss on sale of accounts receivable – other	65,027	61,841	0
Loss on foreign currency transactions	21,693	19,485	12,270
Loss on foreign currency translations	1,227	3,814	8,005
Loss relating to financial instruments at FVTPL	49,641	41,597	16,833
Loss on disposal of investment assets	0	1,283	0
Finance costs	527,401	456,327	315,604
Parent Company [Member]
Finance Income:
Gain on foreign currency translations	1,199	2,095	7,505
Finance income	248,376	179,838	202,550
Finance Costs:
Interest expense	389,813	328,307	279,737
Loss on foreign currency translations	1,227	3,814	6,764
Finance costs	₩ 527,401	₩ 456,327	₩ 585,427